Shenkman Capital Short Duration High Income Fund
Schedule of Investments
December 31, 2022 (Unaudited)

	Principal	Fair
	Amount	Value
CORPORATE BONDS - 87.35% (e)
AEROSPACE & DEFENSE - 2.91%
Howmet Aerospace, Inc. 5.125%, 10/01/2024	$5,785,000	$5,725,415
TransDigm, Inc.
8.00%, 12/15/2025 (c)	4,503,000	4,577,769
6.25%, 03/15/2026 (c)	13,029,000	12,877,733
6.375%, 06/15/2026	10,860,000	10,566,259
TransDigm UK Holdings PLC 6.875%, 05/15/2026 (b)	5,796,000	5,668,857
Triumph Group, Inc. 8.875%, 06/01/2024 (c)	2,703,000	2,754,492
		42,170,525
AUTO RETAIL - 0.41%
Penske Automotive Group, Inc. 3.50%, 09/01/2025	6,370,000	5,921,773
AUTOMOTIVE - 6.18%
Adient Global Holdings, Ltd. 4.875%, 08/15/2026 (b)(c)	920,000	857,845
American Axle & Manufacturing, Inc.
6.25%, 03/15/2026	3,727,000	3,493,703
6.50%, 04/01/2027	7,872,000	7,114,556
Clarios Global, LP 6.75%, 05/15/2025 (b)(c)	549,000	550,535
Clarios Global, LP / Clarios U.S. Finance Co.
6.25%, 05/15/2026 (b)(c)	8,672,000	8,486,322
8.50%, 05/15/2027 (b)(c)	7,209,000	7,079,415
Dana Financing Luxembourg SARL 5.75%, 04/15/2025 (b)(c)	7,085,000	6,941,959
Ford Motor Credit Co., LLC
3.664%, 09/08/2024	1,855,000	1,770,869
5.125%, 06/16/2025	7,695,000	7,411,912
3.375%, 11/13/2025	8,955,000	8,111,285
2.70%, 08/10/2026	4,195,000	3,648,518
4.95%, 05/28/2027	2,035,000	1,902,257
Goodyear Tire & Rubber Co.
9.50%, 05/31/2025	4,970,000	5,114,986
5.00%, 05/31/2026	7,622,000	7,200,483
IHO Verwaltungs GmbH 4.75% Cash or 6.00% PIK, 09/15/2026 (b)(c)(f)	3,135,000	2,717,869
Jaguar Land Rover Automotive PLC
5.625%, 02/01/2023 (b)(c)	6,275,000	6,235,912
7.75%, 10/15/2025 (b)(c)	5,531,000	5,097,259
Patrick Industries, Inc. 7.50%, 10/15/2027 (c)	2,204,000	2,147,883
ZF North America Capital, Inc. 4.75%, 04/29/2025 (c)	3,790,000	3,572,519
		89,456,087
BUILDING PRODUCTS - 0.14%
Summit Materials, LLC / Summit Materials Finance Corp. 6.50%, 03/15/2027 (c)	2,110,000	2,071,368
CHEMICALS - 3.83%
Avient Corp. 5.75%, 05/15/2025 (c)	10,801,000	10,549,562
Celanese U.S. Holdings, LLC 6.05%, 03/15/2025	4,900,000	4,891,132
Consolidated Energy Finance SA 6.50%, 05/15/2026 (b)(c)	890,000	835,380
INEOS Quattro Finance 2 PLC 3.375%, 01/15/2026 (b)(c)	2,400,000	2,207,988
Methanex Corp. 4.25%, 12/01/2024 (b)	4,941,000	4,739,239
NOVA Chemicals Corp. 4.875%, 06/01/2024 (b)(c)	13,969,000	13,546,931
SCIL IV, LLC / SCIL, U.S.A. Holdings, LLC 5.375%, 11/01/2026 (c)	2,910,000	2,469,863
SPCM SA 3.125%, 03/15/2027 (b)(c)	2,617,000	2,253,878
Trinseo Materials Operating SCA / Trinseo Materials Finance, Inc. 5.375%, 09/01/2025 (b)(c)	8,156,000	6,721,197
W.R. Grace Holdings, LLC 5.625%, 10/01/2024 (c)	7,290,000	7,190,783
		55,405,953
COMMERCIAL SERVICES - 3.70%
Allied Universal Holdco, LLC / Allied Universal Finance Corp. 6.625%, 07/15/2026 (c)	5,840,000	5,355,630
Aramark Services, Inc.
5.00%, 04/01/2025 (c)	2,430,000	2,374,928
6.375%, 05/01/2025 (c)	24,155,000	23,907,170
Brink's Co. 5.50%, 07/15/2025 (c)	5,365,000	5,276,737
Garda World Security Corp. 9.50%, 11/01/2027 (b)(c)	3,689,000	3,558,414
KAR Auction Services, Inc. 5.125%, 06/01/2025 (c)	8,035,000	7,862,165
Tempo Acquisition, LLC / Tempo Acquisition Finance Corp. 5.75%, 06/01/2025 (c)	5,142,000	5,159,676
		53,494,720
CONSTRUCTION & ENGINEERING - 0.46%
Williams Scotsman International, Inc. 6.125%, 06/15/2025 (c)	6,649,000	6,592,816
CONSUMER DISCRETIONARY - 0.47%
Hanesbrands, Inc. 4.625%, 05/15/2024 (c)	7,040,000	6,829,910
CONSUMER NON-DISCRETIONARY - 0.30%
Spectrum Brands, Inc. 5.75%, 07/15/2025	4,324,000	4,281,492
ENVIRONMENTAL SERVICES - 1.98%
Clean Harbors, Inc. 4.875%, 07/15/2027 (c)	2,495,000	2,368,304
GFL Environmental, Inc.
4.25%, 06/01/2025 (b)(c)	4,263,000	4,078,600
3.75%, 08/01/2025 (b)(c)	5,850,000	5,537,464
5.125%, 12/15/2026 (b)(c)	1,055,000	1,010,694
Stericycle, Inc. 5.375%, 07/15/2024 (c)	15,956,000	15,662,011
		28,657,073
FINANCIALS - CONSUMER FINANCE - 2.69%
Ally Financial, Inc. 5.75%, 11/20/2025	3,710,000	3,598,795
goeasy, Ltd.
5.375%, 12/01/2024 (b)(c)	5,709,000	5,486,634
4.375%, 05/01/2026 (b)(c)	1,945,000	1,724,087
Navient Corp.
7.25%, 09/25/2023	3,506,000	3,514,084
6.125%, 03/25/2024	10,300,000	10,106,867
5.875%, 10/25/2024	1,000,000	969,300
6.75%, 06/25/2025	1,755,000	1,687,709
OneMain Finance Corp.
8.25%, 10/01/2023	3,206,000	3,236,339
6.125%, 03/15/2024	6,050,000	5,867,093
6.875%, 03/15/2025	1,850,000	1,781,374
SLM Corp. 3.125%, 11/02/2026	1,065,000	907,055
		38,879,337
FINANCIALS - DIVERSIFIED - 0.81%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 4.875%, 01/16/2024 (b)	2,634,000	2,609,968
Aircastle, Ltd. 5.25%, 08/11/2025 (b)(c)	1,080,000	1,040,562
Starwood Property Trust, Inc.
5.50%, 11/01/2023 (c)	3,043,000	3,021,120
3.75%, 12/31/2024 (c)	3,121,000	2,934,272
3.625%, 07/15/2026 (c)	2,395,000	2,098,607
		11,704,529
FINANCIALS - INSURANCE - 0.86%
Acrisure, LLC / Acrisure Finance, Inc.
7.00%, 11/15/2025 (c)	4,269,000	3,929,156
10.125%, 08/01/2026 (c)	4,271,000	4,160,771
HUB International, Ltd. 7.00%, 05/01/2026 (c)	4,490,000	4,404,780
		12,494,707
FINANCIALS - THRIFTS & MORTGAGES - 0.71%
Nationstar Mortgage Holdings, Inc. 6.00%, 01/15/2027 (c)	3,940,000	3,532,525
PennyMac Financial Services, Inc. 5.375%, 10/15/2025 (c)	3,920,000	3,539,659
Rocket Mortgage, LLC / Rocket Mortgage Co-Issuer, Inc. 2.875%, 10/15/2026 (c)	2,272,000	1,960,691
United Wholesale Mortgage, LLC 5.50%, 11/15/2025 (c)	1,300,000	1,172,704
		10,205,579
FOOD & BEVERAGE - 0.75%
B&G Foods, Inc. 5.25%, 04/01/2025	8,804,000	7,733,369
Post Holdings, Inc. 5.75%, 03/01/2027 (c)	3,240,000	3,138,070
		10,871,439
HEALTHCARE - EQUIPMENT & SUPPLIES - 0.26%
Owens & Minor, Inc. 4.375%, 12/15/2024	3,870,000	3,746,757
HEALTHCARE - FACILITIES - 5.14%
Global Medical Response, Inc. 6.50%, 10/01/2025 (c)	4,145,000	2,973,167
HCA, Inc.
7.50%, 12/15/2023	2,505,000	2,547,315
8.36%, 04/15/2024	3,846,000	3,959,709
5.375%, 02/01/2025	1,805,000	1,805,643
7.69%, 06/15/2025	658,000	690,864
7.58%, 09/15/2025	2,251,000	2,336,576
Legacy LifePoint Health, LLC
6.75%, 04/15/2025 (c)	8,119,000	7,653,537
4.375%, 02/15/2027 (c)	655,000	555,047
ModivCare, Inc. 5.875%, 11/15/2025 (c)	3,520,000	3,310,970
RegionalCare Hospital Partners Holdings, Inc. / LifePoint Health, Inc. 9.75%, 12/01/2026 (c)	17,273,000	13,936,893
RP Escrow Issuer, LLC 5.25%, 12/15/2025 (c)	6,835,000	5,228,095
Surgery Center Holdings, Inc.
6.75%, 07/01/2025 (c)	5,013,000	4,955,344
10.00%, 04/15/2027 (c)	2,907,000	2,962,466
Tenet Healthcare Corp.
4.625%, 07/15/2024	656,000	640,726
4.625%, 09/01/2024 (c)	13,849,000	13,471,159
6.25%, 02/01/2027 (c)	7,621,000	7,292,837
		74,320,348
HEALTHCARE - LIFE SCIENCES - 0.61%
Catalent Pharma Solutions, Inc. 5.00%, 07/15/2027 (c)	1,290,000	1,202,175
IQVIA, Inc. 5.00%, 10/15/2026 (c)	7,917,000	7,575,618
		8,777,793
HEALTHCARE - MANAGED HEALTH CARE - 1.77%
Verscend Escrow Corp. 9.75%, 08/15/2026 (c)	26,134,000	25,659,929
HEALTHCARE - PHARMACEUTICALS & BIOTECHNOLOGY - 1.41%
Bausch Health Cos., Inc.
5.50%, 11/01/2025 (b)(c)	3,085,000	2,627,114
9.00%, 12/15/2025 (b)(c)	6,470,000	5,149,538
Teva Pharmaceutical Finance Netherlands III B.V.
2.80%, 07/21/2023 (b)	1,670,000	1,635,815
6.00%, 04/15/2024 (b)	8,740,000	8,583,885
7.125%, 01/31/2025 (b)	2,400,000	2,390,448
		20,386,800
HEALTHCARE - REITs - 0.72%
MPT Operating Partnership, LP / MPT Finance Corp. 5.25%, 08/01/2026	11,378,000	10,381,344
INDUSTRIAL MACHINERY - 1.67%
EnPro Industries, Inc. 5.75%, 10/15/2026	6,489,000	6,324,828
Hillenbrand, Inc. 5.75%, 06/15/2025	2,105,000	2,098,390
WESCO Distribution, Inc. 7.125%, 06/15/2025 (c)	15,584,000	15,813,153
		24,236,371
LEISURE - CASINOS & GAMING - 7.48%
Caesars Entertainment, Inc.
6.25%, 07/01/2025 (c)	23,629,000	23,029,732
8.125%, 07/01/2027 (c)	3,480,000	3,426,443
Caesars Resort Collection, LLC / CRC Finco, Inc. 5.75%, 07/01/2025 (c)	5,900,000	5,784,160
International Game Technology PLC
6.50%, 02/15/2025 (b)(c)	6,257,000	6,305,304
4.125%, 04/15/2026 (b)(c)	4,525,000	4,226,144
6.25%, 01/15/2027 (b)(c)	1,400,000	1,391,782
MGM Resorts International
6.00%, 03/15/2023	5,158,000	5,150,804
6.75%, 05/01/2025	19,200,000	19,329,197
5.75%, 06/15/2025	5,285,000	5,143,714
Scientific Games International, Inc. 8.625%, 07/01/2025 (c)	14,203,000	14,514,358
VICI Properties, LP / VICI Note Co., Inc.
5.625%, 05/01/2024 (c)	7,810,000	7,768,063
3.50%, 02/15/2025 (c)	1,865,000	1,761,418
4.625%, 06/15/2025 (c)	5,805,000	5,573,090
4.25%, 12/01/2026 (c)	5,240,000	4,891,674
		108,295,883
LEISURE - HOTELS - 6.40%
Cedar Fair, LP / Canada's Wonderland Co. / Magnum Management Corp. / Millennium Op 5.50%, 05/01/2025 (c)	11,931,000	11,782,091
NCL Corp., Ltd. 5.875%, 02/15/2027 (b)(c)	1,000,000	867,455
Park Intermediate Holdings, LLC / PK Domestic Property, LLC / PK Finance Co-Issuer 7.50%, 06/01/2025 (c)	8,980,000	8,988,800
RLJ Lodging Trust, LP 3.75%, 07/01/2026 (c)	6,307,000	5,619,006
Royal Caribbean Cruises, Ltd. 11.50%, 06/01/2025 (b)(c)	8,361,000	8,985,567
Service Properties Trust
4.50%, 06/15/2023	7,805,000	7,682,242
4.65%, 03/15/2024	1,230,000	1,176,743
4.35%, 10/01/2024	6,495,000	5,914,682
7.50%, 09/15/2025	3,820,000	3,644,951
Six Flags Entertainment Corp. 4.875%, 07/31/2024 (c)	3,940,000	3,799,638
Six Flags Theme Parks, Inc. 7.00%, 07/01/2025 (c)	4,865,000	4,909,922
Travel + Leisure Co.
3.90%, 03/01/2023	1,715,000	1,707,876
6.60%, 10/01/2025 (h)	3,498,000	3,452,760
6.625%, 07/31/2026 (c)	1,540,000	1,509,172
TripAdvisor, Inc. 7.00%, 07/15/2025 (c)	12,192,000	12,065,324
Vail Resorts, Inc. 6.25%, 05/15/2025 (c)	10,459,000	10,476,997
		92,583,226
LEISURE - RESTAURANTS - 0.86%
1011778 B.C., ULC / New Red Finance, Inc. 5.75%, 04/15/2025 (b)(c)	4,685,000	4,656,507
IRB Holding Corp. 7.00%, 06/15/2025 (c)	7,830,000	7,822,562
		12,479,069
MEDIA - BROADCASTING - 4.15%
AMC Networks, Inc.
5.00%, 04/01/2024	3,007,000	2,816,808
4.75%, 08/01/2025	10,479,000	7,982,378
Graham Holdings Co. 5.75%, 06/01/2026 (c)	3,645,000	3,586,990
Gray Television, Inc. 5.875%, 07/15/2026 (c)	9,730,000	8,684,025
Sirius XM Radio, Inc.
3.125%, 09/01/2026 (c)	4,478,000	3,981,770
5.00%, 08/01/2027 (c)	6,831,000	6,329,990
TEGNA, Inc. 4.75%, 03/15/2026 (c)	3,590,000	3,487,238
Univision Communications, Inc.
5.125%, 02/15/2025 (c)	16,973,000	16,199,374
6.625%, 06/01/2027 (c)	7,180,000	6,942,593
		60,011,166
MEDIA - CABLE & SATELLITE - 3.91%
CCO Holdings, LLC / CCO Holdings Capital Corp. 5.50%, 05/01/2026 (c)	15,721,000	15,242,327
Connect Finco SARL / Connect U.S. Finco, LLC 6.75%, 10/01/2026 (b)(c)	2,500,000	2,322,049
CSC Holdings, LLC
5.25%, 06/01/2024	7,794,000	7,267,905
5.50%, 04/15/2027 (c)	7,117,000	5,985,585
DIRECTV Financing, LLC / DIRECTV Financing Co-Obligor, Inc. 5.875%, 08/15/2027 (c)	3,874,000	3,473,273
DISH DBS Corp.
5.875%, 11/15/2024	3,955,000	3,683,267
5.25%, 12/01/2026 (c)	4,237,000	3,576,918
Hughes Satellite Systems Corp. 6.625%, 08/01/2026	3,425,000	3,200,628
Maxar Technologies, Inc. 7.75%, 06/15/2027 (c)	1,690,000	1,756,523
Viasat, Inc. 5.625%, 09/15/2025 (c)	7,159,000	6,653,343
Videotron, Ltd. 5.375%, 06/15/2024 (b)(c)	3,510,000	3,471,846
		56,633,664
MEDIA - DIVERSIFIED - 0.49%
Match Group Holdings II, LLC 5.00%, 12/15/2027 (c)	2,045,000	1,884,918
Outfront Media Capital, LLC / Outfront Media Capital Corp. 6.25%, 06/15/2025 (c)	5,200,000	5,159,681
		7,044,599
MEDIA - ENTERTAINMENT - 1.28%
Live Nation Entertainment, Inc.
4.875%, 11/01/2024 (c)	9,332,000	9,050,121
5.625%, 03/15/2026 (c)	9,423,000	8,925,829
6.50%, 05/15/2027 (c)	500,000	490,646
		18,466,596
METALS & MINING - 0.72%
FMG Resources August 2006 Pty, Ltd. 5.125%, 05/15/2024 (b)(c)	10,656,000	10,491,282
MIDSTREAM - STORAGE & TRANSPORT - 2.08%
Antero Midstream Partners, LP / Antero Midstream Finance Corp. 7.875%, 05/15/2026 (c)	3,810,000	3,862,131
Buckeye Partners, LP
4.15%, 07/01/2023	3,537,000	3,480,434
4.35%, 10/15/2024	3,460,000	3,348,064
4.125%, 03/01/2025 (c)	4,616,000	4,405,680
Crestwood Midstream Partners, LP / Crestwood Midstream Finance Corp. 5.75%, 04/01/2025	2,505,000	2,441,173
DCP Midstream Operating, LP 3.875%, 03/15/2023	850,000	846,558
EQM Midstream Partners, LP
6.00%, 07/01/2025 (c)	714,000	690,235
7.50%, 06/01/2027 (c)	1,805,000	1,769,956
NGL Energy Operating, LLC / NGL Energy Finance Corp. 7.50%, 02/01/2026 (c)	1,150,000	1,024,426
NuStar Logistics, LP 5.75%, 10/01/2025	3,385,000	3,264,371
Sunoco, LP / Sunoco Finance Corp. 6.00%, 04/15/2027	2,341,000	2,309,206
Tallgrass Energy Partners, LP / Tallgrass Energy Finance Corp. 7.50%, 10/01/2025 (c)	2,630,000	2,657,812
		30,100,046
PACKAGING - 3.17%
ARD Finance SA 6.50%, 06/30/2027 (b)(c)	1,321,210	921,767
Ardagh Packaging Finance PLC / Ardagh Holdings U.S.A., Inc.
5.25%, 04/30/2025 (b)(c)	10,953,000	10,448,141
4.125%, 08/15/2026 (b)(c)	5,365,000	4,658,341
Ball Corp. 5.25%, 07/01/2025	3,480,000	3,439,532
Berry Global, Inc.
4.50%, 02/15/2026 (c)	1,500,000	1,435,571
4.875%, 07/15/2026 (c)	6,151,000	5,927,487
CANPACK SA / CANPACK U.S., LLC 3.125%, 11/01/2025 (b)(c)	2,869,000	2,524,864
Graphic Packaging International, LLC 4.125%, 08/15/2024	2,960,000	2,912,714
LABL, Inc. 6.75%, 07/15/2026 (c)	4,138,000	3,924,323
Mauser Packaging Solutions Holding Co.
5.50%, 04/15/2024 (c)	3,302,000	3,217,119
7.25%, 04/15/2025 (c)	2,100,000	1,946,083
Sealed Air Corp.
5.125%, 12/01/2024 (c)	4,359,000	4,290,215
5.50%, 09/15/2025 (c)	205,000	202,439
		45,848,596
REAL ESTATE - HOMEBUILDING - 0.42%
Taylor Morrison Communities, Inc. / Taylor Morrison Holdings II, Inc. 5.625%, 03/01/2024 (c)	3,455,000	3,445,153
TRI Pointe Group, Inc. / TRI Pointe Homes, Inc. 5.875%, 06/15/2024	2,670,000	2,649,208
		6,094,361
REAL ESTATE - MANAGEMENT - 0.69%
Greystar Real Estate Partners, LLC 5.75%, 12/01/2025 (c)	3,880,000	3,798,413
Newmark Group, Inc. 6.125%, 11/15/2023	6,268,000	6,218,748
		10,017,161
RETAIL - FOOD & DRUG - 2.47%
Albertsons Cos., Inc. / Safeway, Inc. / New Albertsons, LP / Albertsons, LLC
3.25%, 03/15/2026 (c)	3,565,000	3,257,090
7.50%, 03/15/2026 (c)	13,234,000	13,535,336
U.S. Foods, Inc. 6.25%, 04/15/2025 (c)	19,168,000	18,998,614
		35,791,040
RETAILING - 0.33%
Bath & Body Works, Inc. 9.375%, 07/01/2025 (c)	3,552,000	3,798,651
QVC, Inc. 4.45%, 02/15/2025	1,252,000	1,024,136
		4,822,787
TECHNOLOGY - SOFTWARE & SERVICES - 4.45%
Block, Inc. 2.75%, 06/01/2026	1,790,000	1,601,370
Boxer Parent Co., Inc.
7.125%, 10/02/2025 (c)	15,453,000	15,052,636
9.125%, 03/01/2026 (c)	2,982,000	2,817,975
Consensus Cloud Solutions, Inc. 6.00%, 10/15/2026 (c)	4,975,000	4,674,041
Gen Digital, Inc.
5.00%, 04/15/2025 (c)	18,275,000	17,817,573
6.75%, 09/30/2027 (c)	2,957,000	2,901,704
Go Daddy Operating Co., LLC / GD Finance Co., Inc. 5.25%, 12/01/2027 (c)	1,430,000	1,355,897
Open Text Corp. 6.90%, 12/01/2027 (b)(c)	4,485,000	4,490,830
PTC, Inc. 3.625%, 02/15/2025 (c)	2,845,000	2,709,814
Sabre GLBL, Inc.
9.25%, 04/15/2025 (c)	6,405,000	6,391,402
7.375%, 09/01/2025 (c)	933,000	893,103
11.25%, 12/15/2027 (c)	1,000,000	1,030,005
Shift4 Payments, LLC / Shift4 Payments Finance Sub, Inc. 4.625%, 11/01/2026 (c)	2,851,000	2,698,243
		64,434,593
TECHNOLOGY HARDWARE - 1.48%
CDW, LLC / CDW Finance Corp. 4.125%, 05/01/2025	3,945,000	3,837,696
NCR Corp. 5.75%, 09/01/2027 (c)	6,805,000	6,522,420
Presidio Holdings, Inc. 8.25%, 02/01/2028 (c)	2,000,000	1,857,320
Seagate HDD Cayman
4.75%, 06/01/2023 (b)	1,631,000	1,624,672
4.875%, 03/01/2024 (b)	1,225,000	1,202,851
Sensata Technologies B.V. 5.625%, 11/01/2024 (b)(c)	4,445,000	4,436,513
Western Digital Corp. 4.75%, 02/15/2026	2,070,000	1,953,873
		21,435,345
TELECOMMUNICATION SERVICES - DIVERSIFIED - 2.28%
Altice France SA 8.125%, 02/01/2027 (b)(c)	13,623,000	12,436,982
Cogent Communications Group, Inc. 3.50%, 05/01/2026 (c)	3,105,000	2,824,580
Iliad Holding SASU 6.50%, 10/15/2026 (b)(c)	4,903,000	4,555,788
Level 3 Financing, Inc. 3.40%, 03/01/2027 (c)	2,726,000	2,312,648
Lumen Technologies, Inc. 4.00%, 02/15/2027 (c)	1,720,000	1,461,454
Northwest Fiber, LLC / Northwest Fiber Finance Sub, Inc. 4.75%, 04/30/2027 (c)	3,155,000	2,779,910
Uniti Group, LP / Uniti Fiber Holdings, Inc. / CSL Capital, LLC 7.875%, 02/15/2025 (c)	6,790,000	6,586,907
		32,958,269
TELECOMMUNICATION SERVICES - WIRELESS - 1.30%
Sprint, LLC
7.875%, 09/15/2023	9,233,000	9,383,544
7.125%, 06/15/2024	8,505,000	8,694,032
7.625%, 03/01/2026	660,000	695,892
		18,773,468
TRANSPORTATION - 1.69%
Uber Technologies, Inc.
7.50%, 05/15/2025 (c)	6,705,000	6,711,559
8.00%, 11/01/2026 (c)	13,705,000	13,779,990
7.50%, 09/15/2027 (c)	1,690,000	1,692,907
XPO Escrow Sub, LLC 7.50%, 11/15/2027 (c)	2,310,000	2,340,538
		24,524,994
UTILITIES - POWER - 2.66%
Calpine Corp. 5.25%, 06/01/2026 (c)	5,458,000	5,207,765
NextEra Energy Operating Partners, LP
4.25%, 07/15/2024 (c)	8,158,000	7,926,584
4.25%, 09/15/2024 (c)	72,000	67,311
NRG Energy, Inc. 6.625%, 01/15/2027	5,815,000	5,775,342
Vistra Operations Co., LLC
5.50%, 09/01/2026 (c)	6,639,000	6,407,488
5.625%, 02/15/2027 (c)	10,641,000	10,130,060
5.00%, 07/31/2027 (c)	3,240,000	3,006,393
		38,520,943
UTILITIES - PROPANE - 1.26%
AmeriGas Partners, LP / AmeriGas Finance Corp.
5.625%, 05/20/2024	12,986,000	12,625,371
5.50%, 05/20/2025	645,000	619,898
5.875%, 08/20/2026	2,300,000	2,187,897
Ferrellgas, LP / Ferrellgas Finance Corp. 5.375%, 04/01/2026 (c)	3,059,000	2,786,434
		18,219,600
TOTAL CORPORATE BONDS (Cost $1,330,089,330)		1,264,093,338

BANK LOANS - 7.35%
AEROSPACE & DEFENSE - 0.18%
TransDigm, Inc.
Senior Secured First Lien Term Loan 6.98% (3 Month LIBOR USD + 2.25%), 05/30/2025 (a)	855,000	847,327
Senior Secured First Lien Term Loan 6.98% (3 Month LIBOR USD + 2.25%), 12/09/2025 (a)	1,742,508	1,724,647
		2,571,974
AUTOMOTIVE - 0.52%
Clarios Global, LP, Senior Secured First Lien Term Loan 7.634% (1 Month LIBOR USD + 3.25%), 04/30/2026 (a)	3,825,000	3,761,257
Thor Industries, Inc., Senior Secured First Lien Term Loan 7.438% (1 Month LIBOR USD + 3.00%), 02/02/2026 (a)	3,813,803	3,803,086
		7,564,343
COMMERCIAL SERVICES - 0.55%
Camelot U.S. Acquisition 1 Co.
Senior Secured First Lien Term Loan 7.384% (1 Month LIBOR USD + 3.00%), 10/30/2026 (a)	801,475	789,954
Senior Secured First Lien Term Loan 7.384% (1 Month LIBOR USD + 3.00%, 1.000% Floor), 10/30/2026 (a)	4,162,470	4,105,236
Dun & Bradstreet Corp., Senior Secured First Lien Term Loan 7.639% (1 Month LIBOR USD + 3.25%), 02/06/2026 (a)	2,877,454	2,856,132
Tempo Acquisition, LLC, Senior Secured First Lien Term Loan 7.134% (1 Month LIBOR USD + 2.75%), 05/01/2024 (a)	168,629	168,460
		7,919,782
CONSTRUCTION & ENGINEERING - 0.15%
Api Group DE, Inc., Senior Secured First Lien Term Loan 6.571% (1 Month LIBOR USD + 2.50%), 10/01/2026 (a)	2,215,146	2,203,605
FINANCIALS - INSURANCE - 1.03%
Asurion, LLC
Senior Secured First Lien Term Loan 7.384% (1 Month LIBOR USD + 3.00%), 11/04/2024 (a)	5,295,180	5,156,181
Senior Secured Second Lien Term Loan 9.634% (1 Month LIBOR USD + 5.25%), 01/19/2029 (a)	1,055,000	826,292
HUB International, Ltd., Senior Secured First Lien Term Loan 7.528% (3 Month LIBOR USD + 3.25%, 0.750% Floor), 04/25/2025 (a)	8,611,481	8,545,905
NFP Corp., Senior Secured First Lien Term Loan 7.321%, 02/04/2027 (a)(g)	433,885	416,065
		14,944,443
HEALTHCARE - FACILITIES - 0.16%
Surgery Center Holdings, Inc., Senior Secured First Lien Term Loan 8.05% (1 Month LIBOR USD + 3.75%, 0.750% Floor), 09/03/2026 (a)	2,328,775	2,305,231
HEALTHCARE - MANAGED HEALTH CARE - 0.29%
Verscend Holding Corp., Senior Secured First Lien Term Loan 8.384% (1 Month LIBOR USD + 4.00%), 08/27/2025 (a)	4,173,984	4,155,723
LEISURE - CASINOS & GAMING - 0.46%
Caesars Resort Collection
Senior Secured First Lien Term Loan 7.134% (1 Month LIBOR USD + 2.75%), 12/23/2024 (a)	2,465,420	2,463,053
Senior Secured First Lien Term Loan 7.884% (1 Month LIBOR USD + 3.50%), 07/21/2025 (a)	4,211,135	4,206,102
		6,669,155
LEISURE - RESTAURANTS - 0.77%
IRB Holding Corp., Senior Secured First Lien Term Loan 7.134% (1 Month LIBOR USD + 2.75%, 1.000% Floor), 02/05/2025 (a)	11,236,972	11,154,437
MEDIA - BROADCASTING - 0.01%
Univision Communications, Inc., Senior Secured First Lien Term Loan 7.134% (1 Month LIBOR USD + 2.75%, 1.000% Floor), 03/15/2024 (a)	179,395	179,433
MEDIA - CABLE & SATELLITE - 0.34%
CSC Holdings, LLC, Senior Secured First Lien Term Loan 6.568% (1 Month LIBOR USD + 2.25%), 07/17/2025 (a)	1,728,304	1,639,297
DIRECTV Financing, LLC, Senior Secured First Lien Term Loan 9.384% (1 Month LIBOR USD + 5.00%, 0.750% Floor), 08/02/2027 (a)	693,420	676,591
Maxar Technologies, Ltd., Senior Secured First Lien Term Loan 8.673% (1 Month SOFR USD + 4.25%, 0.500% Floor), 06/14/2029 (a)	2,544,959	2,546,091
		4,861,979
MEDIA - DIVERSIFIED - 0.18%
Red Ventures, LLC, Senior Secured First Lien Term Loan 6.884% (1 Month LIBOR USD + 2.50%), 11/08/2024 (a)	2,667,371	2,655,287
MEDIA - ENTERTAINMENT - 0.56%
UFC Holdings, LLC, Senior Secured First Lien Term Loan 7.11% (3 Month LIBOR USD + 2.75%, 0.750% Floor), 04/29/2026 (a)	1,110,563	1,098,069
William Morris Endeavor Entertainment, LLC
Senior Secured First Lien Term Loan 6.83% (1 Month LIBOR USD + 2.75%), 05/16/2025 (a)	6,690,401	6,563,283
Senior Secured First Lien Term Loan 7.14% (1 Month LIBOR USD + 2.75%), 05/16/2025 (a)	385,012	377,697
		8,039,049
PACKAGING - 0.20%
Mauser Packaging Solutions Holding Co., Senior Secured First Lien Term Loan 7.37% (1 Month LIBOR USD + 3.25%), 04/03/2024 (a)	3,006,634	2,941,495
TECHNOLOGY - SOFTWARE & SERVICES - 1.58%
Almonde, Inc., Senior Secured First Lien Term Loan 6.871% (6 Month LIBOR USD + 3.50%, 1.000% Floor), 06/13/2024 (a)	1,728,795	1,533,580
Boxer Parent Co., Inc., Senior Secured First Lien Term Loan 8.134% (1 Month LIBOR USD + 3.75%), 10/02/2025 (a)	4,043,040	3,880,409
Open Text Corp., Senior Secured First Lien Term Loan 5.504%, 05/30/2025 (a)(g)	2,842,539	2,788,062
Optiv Security, Inc., Senior Secured First Lien Term Loan 7.42% (6 Month LIBOR USD + 3.25%, 1.000% Floor), 02/01/2024 (a)	6,077,342	5,827,927
Project Alpha Intermediate Holding, Inc., Senior Secured First Lien Term Loan 8.39% (1 Month LIBOR USD + 4.00%), 04/26/2024 (a)	9,007,646	8,809,478
		22,839,456
TECHNOLOGY HARDWARE - 0.07%
Presidio Holdings, Inc.
Senior Secured First Lien Term Loan 7.89% (1 Month LIBOR USD + 3.50%), 01/22/2027 (a)	41,771	41,184
Senior Secured First Lien Term Loan 7.92% (3 Month LIBOR USD + 3.50%), 01/22/2027 (a)	1,002,518	988,423
		1,029,607
TRANSPORTATION - 0.30%
AAdvantage Loyalty IP, Ltd., Senior Secured First Lien Term Loan 8.993%, 04/20/2028 (a)(g)	853,252	850,987
Kenan Advantage Group, Inc., Senior Secured First Lien Term Loan 8.134% (1 Month LIBOR USD + 3.75%, 0.750% Floor), 03/24/2026 (a)	990,933	968,458
XPO Logistics, Inc., Senior Secured First Lien Term Loan 5.935% (1 Month LIBOR USD + 1.75%), 02/24/2025 (a)	2,570,000	2,561,763
		4,381,208
TOTAL BANK LOANS (Cost $106,659,442)		106,416,207

CONVERTIBLE BONDS - 1.18%
FINANCIALS - DIVERSIFIED - 0.59%
Blackstone Mortgage Trust, Inc.
4.75%, 03/15/2023	5,010,000	4,963,031
5.50%, 03/15/2027	2,450,000	2,099,344
Starwood Property Trust, Inc. 4.375%, 04/01/2023	1,450,000	1,412,844
		8,475,219
FOOD & BEVERAGE - 0.23%
Herbalife Nutrition, Ltd. 2.625%, 03/15/2024 (b)	3,630,000	3,355,935
TECHNOLOGY - SOFTWARE & SERVICES - 0.36%
DocuSign, Inc. 5.125%, 01/15/2024 (i)	2,440,000	2,305,800
Splunk, Inc. 0.50%, 09/15/2023	3,000,000	2,905,500
		5,211,300
TOTAL CONVERTIBLE BONDS (Cost $17,498,781)		17,042,454
	Shares
MONEY MARKET FUND - 4.32%
First American Government Obligations Fund - Class X, 4.10% (d)	62,545,777	62,545,777
TOTAL MONEY MARKET FUND (Cost $62,545,777)		62,545,777
Total Investments (Cost $1,516,793,330) - 100.20%		1,450,097,776
Liabilities in Excess of Other Assets - (0.20%)		(2,852,661)
TOTAL NET ASSETS - 100.00%		$1,447,245,115

Percentages are stated as a percent of net assets.

LIBOR	London Interbank Offered Rate
PIK	Payment-in-kind
PLC	Public Limited Company
REIT	Real Estate Investment Trust
SOFR	Secured Overnight Funding Rate
(a)	Variable rate securities. The coupon rate shown is the effective interest rate as of December 31, 2022.
(b)	U.S. traded security of a foreign issuer.
(c)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in the program or other
"qualified institutional buyers." As of December 31, 2022, the value of these investments was $927,085,812 or 64.06% of total net assets.
(d)	Rate shown is the 7-day annualized yield as of December 31, 2022.
(e)	All or a portion is posted as collateral for delayed settlement securities.
(f)	Security has the ability to pay in kind or pay in cash. When applicable, separate rates of such payments are disclosed.
(g)	Final terms of the bank loan are not yet known, so reference index and spread information may not be presented.
(h)	Step-up bond; pays one interest rate for a certain period and a different rate thereafter. The interest rates presented are the rates in effect as of December 31, 2022.
(i)	Zero-coupon security. Rate shown is the amortized yield as of December 31, 2022.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI,
Inc. and Standard & Poor's Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by Shenkman Capital Management, Inc. Industries presented are at the discretion of Shenkman Capital Management, Inc. and therefore may not follow the exact naming convention prescribed by GICS.

Shenkman Capital Short Duration High Income Fund
Summary of Fair Value Disclosure at December 31, 2022 (Unaudited)

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis. Accounting principles generally accepted in the United States of America ("U.S. GAAP") establish a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities that the
Fund has the ability to access.
Level 2 –	Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 –	Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund's investments as of December 31, 2022:

Shenkman Capital Short Duration High Income Fund

	Level 1	Level 2	Level 3	Total
Fixed Income
Corporate Bonds	$-	$1,264,093,338	$-	$1,264,093,338
Bank Loans	-	106,416,207	-	106,416,207
Convertible Bonds	-	17,042,454	-	17,042,454
Total Fixed Income	-	1,387,551,999	-	1,387,551,999
Money Market Fund	62,545,777	-	-	62,545,777
Total Investments	$62,545,777	$1,387,551,999	$-	$1,450,097,776

Refer to the Fund's schedule of investments for a detailed break-out of holdings by industry classification.